Note 9 - Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]

	Camp and field equipment	Machinery and equipment	Total
Cost
Balance at December 31, 2015	$1,110	$748	$1,858
Additions	107	81	188
Balance at December 31, 2016	$1,217	$829	$2,046
Additions	144	-	144
Currency translation adjustment	(3)	-	(3)
Balance at December 31, 2017	$1,358	$829	$2,187

Accumulated depreciation
Balance at December 31, 2015	$(28)	$(19)	$(47)
Depreciation	(117)	(96)	(213)
Balance at December 31, 2016	$(145)	$(115)	$(260)
Depreciation	(149)	(104)	(253)
Currency translation adjustment	1	-	1
Balance at December 31, 2017	$(293)	$(219)	$(512)

Net book value
Balance at December 31, 2016	$1,072	$714	$1,786
Balance at December 31, 2017	$1,065	$610	$1,675